Related party transactions - Schedule of Relationship Between Related Parties with their Groups (Detail)	12 Months Ended
Dec. 31, 2022
Weimin Luo
Relationship between related parties with their groups
Related parties relationship	Former Director and Chief Operating Officer of the Company (note i)
Vantage Point Global Limited
Relationship between related parties with their groups
Related parties relationship	Shareholder of the Company
Aiden & Jasmine Limited
Relationship between related parties with their groups
Related parties relationship	Shareholder of the Company
Millet Technology Co., Ltd.
Relationship between related parties with their groups
Related parties relationship	(note ii)
Guangzhou Millet Information Service Co., Ltd.
Relationship between related parties with their groups
Related parties relationship	(note ii)
Shenzhen Xiaomi Technology Co., Ltd.
Relationship between related parties with their groups
Related parties relationship	(note ii)
Beijing Xiaochuan Technology Co., Ltd.
Relationship between related parties with their groups
Related parties relationship	Company owned by the principal shareholder of the Company (note iii)
Sungai Pte. Ltd.
Relationship between related parties with their groups
Related parties relationship	Company owned by the principal shareholder of the Company (note iii)
Beijing Itui Technology Co., Ltd.
Relationship between related parties with their groups
Related parties relationship	Company owned by the principal shareholder of the Company (note iii)
Itui Online
Relationship between related parties with their groups
Related parties relationship	Company owned by the principal shareholder of the Company (note iii)
Chizz
Relationship between related parties with their groups
Related parties relationship	Company owned by the principal shareholder of the Company (note iii)